UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21075

                   Dreyfus Institutional Cash Advantage Funds
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000


Date of fiscal year end:  4/30

Date of reporting period: 10/31/03


                                         FORM N-CSR

Item 1.  Reports to Stockholders.

      Dreyfus
      Institutional Cash
      Advantage Fund

      SEMIANNUAL REPORT October 31, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            14   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                            Cash Advantage Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period from May 1, 2003, through October 31, 2003. During the reporting period, the fund produced annualized yields of 0.97% for Administrative shares, 0.65% for Participant shares, 1.05% for Institutional shares and 0.80% for Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.98% for Administrative shares, 0.65% for Participant shares, 1.05% for Institutional shares and 0.81% for Investor shares.(1)

The Economy

In the weeks before the reporting period began, investors had become more optimistic as it became clear that major combat in Iraq would be over quickly. Money market yields began to rise at the longer end of the curve when investors' attention returned to the prospects for the U.S. economy.

In May, at the start of the reporting period, the U.S. economy began to show signs of more sustainable improvement. A key purchasing index rose significantly, suggesting better conditions in the manufacturing sector, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. At its May meeting, the Federal Reserve Board (the "Fed"), however, maintained a relatively cautious stance, saying economic risks were "weighted toward weakness over the foreseeable future."

Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales. It was later estimated that U.S. gross domestic product ("GDP") expanded at a higher than expected 3.3% annualized rate for the second quarter of 2003.


Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting that the impending recovery might be a relatively jobless one.

Because of the remote possibility that deflationary forces might derail a potential economic recovery, most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate another 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, money market yields rose in the wake of the Fed's announcement.

The ISM Manufacturing Index expanded in July, rising to a point that most analysts consider to be an indicator of economic expansion. In fact, signs of impending economic strength created a sudden shift in investor sentiment amid concerns that inflationary pressures and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in August and September. It became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose more than expected as consumers spent their tax refunds. On the other hand, consumer sentiment declined toward the end of the reporting period, and new data suggested that businesses still were not confident that the economic recovery is sustainable. Nonetheless, it was later estimated by the U.S. Commerce Department that the economy grew at a robust 7.2% annualized rate during the third quarter of 2003.

                                                             The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

Economic indicators in October suggested that the economy continued to improve. Nonetheless, at its meeting in late October, the Fed chose to maintain its current monetary policy, saying that "the probability, though minor, of an unwelcome fall in inflation exceeds that of a rise in inflation from its already low level" and that "policy accommodation can be maintained for a considerable period."

Market Environment/Portfolio Focus

Although the economy has shown signs of more sustainable growth, including indications that the erosion of jobs may have abated, the Fed has stated repeatedly that it remains committed to maintaining interest rates at low levels. The Fed's stance suggests to us that the federal funds rate is likely to remain at current levels for the foreseeable future.

In this environment, we generally have maintained a relatively "neutral" position with regard to the fund's average maturity. Of course, we are prepared to adjust our strategy as economic and market conditions evolve.




/S/PATRICIA A. LARKIN
Patricia A. Larkin
Senior Portfolio Manager

November 17, 2003

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)


                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--2.4%                                                 Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Toronto-Dominion Bank (Yankee)

  1.11%, 1/20/2004
   (cost $5,000,000)                                                                          5,000,000                5,000,000

COMMERCIAL PAPER--6.2%
------------------------------------------------------------------------------------------------------------------------------------

HBOS Treasury Services PLC

   1.07%, 11/20/2003                                                                          5,000,000                4,997,176

UBS Finance Delaware LLC

   1.04%, 11/3/2003                                                                           8,000,000                7,999,539

TOTAL COMMERCIAL PAPER
   (cost $ 12,996,715)                                                                                                12,996,715
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.8%

Goldman Sachs Group Inc.

  1.70%, 11/24/2003
   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000

U.S. GOVERNMENT AGENCIES--67.5%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes

   .94%, 11/3/2003                                                                           51,535,000                51,532,309

Federal Home Loan Mortgage Corporation, Discount Notes

   1.08%, 11/20/2003                                                                         10,000,000                 9,994,325

Student Loan Marketing Association, Discount Notes

   .94%, 11/3/2003                                                                           80,000,000                79,995,822

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $141,522,456)                                                                                               141,522,456

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TIME DEPOSITS--19.1%                                                                          Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Grand Cayman)

   .97%, 11/3/2003                                                                           10,000,000                10,000,000

Rabobank Nederland (Grand Cayman)

   1.00%, 11/3/2003                                                                          10,000,000                10,000,000

Royal Bank of Canada (Grand Cayman)

   1.00%, 11/3/2003                                                                          10,000,000                10,000,000

Societe Generale (Grand Cayman)

   1.03%, 11/3/2003                                                                          10,000,000                10,000,000

TOTAL TIME DEPOSITS
   (cost $40,000,000)                                                                                                 40,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $209,519,171)                                                            100.0%              209,519,171

LIABILITIES LESS, CASH AND RECEIVABLES                                                           (0.0%)                 (23,220)

NET ASSETS                                                                                       100.0%              209,495,951

(A)  THIS NOTE WAS ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE OR
     SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS ACQUIRED
     ON 11/4/2002 AT A COST OF $10,000,000. AT OCTOBER 31, 2003 THE VALUE OF
     THIS SECURITY WAS $10,000,000 REPRESENTING 4.8% OF NET ASSETS AND IS VALUED
     AT AMORTIZED COST.



SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           209,519,171   209,519,171

Interest receivable                                                     183,464

                                                                    209,702,635
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                             9,410

Cash overdraft due to Custodian                                         197,274

                                                                        206,684
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      209,495,951
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     209,501,129

Accumulated net realized gain (loss) on investments                     (5,178)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      209,495,951

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

INSTITUTIONAL ADVANTAGE SHARES

Net Assets ($)                                                      209,419,808

Shares Outstanding                                                  209,424,984

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

ADMINISTRATIVE ADVANTAGE SHARES

Net Assets ($)                                                           25,442

Shares Outstanding                                                       25,443

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

INVESTOR ADVANTAGE SHARES

Net Assets ($)                                                           25,378

Shares Outstanding                                                       25,379

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

PARTICIPANT ADVANTAGE SHARES

Net Assets ($)                                                           25,323

Shares Outstanding                                                       25,323

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,275,256

EXPENSES:

Management fee--Note 2(a)                                              115,364

Administration fee--Note 2(b)                                           57,681

Distribution fees--Note 2(c)                                                92

TOTAL EXPENSES                                                         173,137

Less--reduction in management fee
  due to undertaking--Note 2(a)                                      (115,364)

NET EXPENSES                                                            57,773

INVESTMENT INCOME--NET                                               1,217,483
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 (1,165)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,216,318

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,217,483           3,166,899

Net realized gain (loss) on investments           (1,165)              (4,013)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,216,318            3,162,886
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Advantage shares             (1,217,176)          (3,166,064)

   Administrative Advantage shares                  (123)                (318)

   Investor Advantage shares                        (102)                (276)

   Participant Advantage shares                      (82)                (241)

TOTAL DIVIDENDS                                (1,217,483)          (3,166,899)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Advantage shares           2,389,786,000        3,571,854,462

   Administrative Advantage shares                   --                 12,500

   Investor Advantage shares                         --                 12,500

   Participant Advantage shares                      --                 12,500

Dividends reinvested:

   Institutional Advantage shares                    137                   504

   Administrative Advantage shares                   123                   318

   Investor Advantage shares                         102                   276

   Participant Advantage shares                       82                   241

Cost of shares redeemed:

   Institutional Advantage shares          (2,491,371,002)       (3,260,857,614)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (101,584,558)          311,035,687

TOTAL INCREASE (DECREASE) IN NET ASSETS      (101,585,723)          311,031,674
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           311,081,674               50,000

END OF PERIOD                                 209,495,951          311,081,674

(A)  FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended
                                         October 31, 2003           Year Ended
INSTITUTIONAL ADVANTAGE SHARES                (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                1.00

Investment Operations:

Investment income--net                                .005                .013

Distributions:

Dividends from investment income--net                (.005)              (.013)

Net asset value, end of period                       1.00                1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                     1.05(b)             1.46(b)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .05(b)              .05(b)

Ratio of net investment income
   to average net assets                             1.06(b)             1.38(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)             .10(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($x 1,000)                209,420            311,006

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended
                                         October 31, 2003           Year Ended
ADMINISTRATIVE ADVANTAGE SHARES               (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                1.00

Investment Operations:

Investment income--net                                .005                .013

Distributions:

Dividends from investment income--net                (.005)              (.013)

Net asset value, end of period                       1.00                1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                      .97(b)             1.40(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .12(b)              .12(b)

Ratio of net investment income
   to average net assets                              .99(b)             1.31(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)              .10(b)

Net Assets, end of period ($x 1,000)                     25                25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003           Year Ended
INVESTOR ADVANTAGE SHARES                     (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                1.00

Investment Operations:

Investment income--net                                .004                .011

Distributions:

Dividends from investment income--net                (.004)              (.011)

Net asset value, end of period                       1.00                1.00


TOTAL RETURN (%)                                      .81(b)             1.21(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .30(b)              .30(b)

Ratio of net investment income
   to average net assets                              .81(b)             1.13(b)

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                            .10(b)              .10(b)

Net Assets, end of period ($x 1,000)                     25                25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended
                                         October 31, 2003           Year Ended
PARTICIPANT ADVANTAGE SHARES                  (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                1.00

Investment Operations:

Investment income--net                                .003                .010

Distributions:

Dividends from investment income--net                (.003)              (.010)

Net asset value, end of period                       1.00                1.00


TOTAL RETURN (%)                                      .65(b)             1.06(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .45(b)              .45(b)

Ratio of net investment income
   to average net assets                              .66(b)              .98(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)              .10(b)

Net Assets, end of period ($x 1,000)                     25                25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Institutional Cash Advantage Fund (the "fund") is a separate diverisfied series of Dreyfus Institutional Cash Advantage Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At October 31, 2003, 100% of the fund's Institutional Advantage shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

As of October 31, 2003, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.


The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $4,013 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from May 1, 2003 through October 31, 2003 to waive the management fee. The reduction in management fee, pursuant to the undertaking, amounted to $115,364 during the period ended October 31, 2003.

(B) As compensation for the Manager' s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

(C) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the
fund's   Administrative  Advantage  shares,  Investor  Advantage  shares,  and
Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2003, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $9, $32 and $51, respectively, pursuant to the Plan.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 3--CAPITAL SHARE TRANSACTIONS:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund' s Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

                  For More Information

                        Dreyfus Institutional Cash Advantage Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  093SA1003


      Dreyfus
      Institutional Cash
      Advantage Plus Fund

      SEMIANNUAL REPORT October 31, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            14   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                       Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Plus Fund covers the six-month period from May 1, 2003, through October 31, 2003. During the reporting period, the fund produced annualized yields of 0.98% for Administrative shares, 0.65% for Participant shares, 1.05% for Institutional shares and 0.81% for Investor shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.98% for Administrative shares, 0.66% for Participant shares, 1.05% for Institutional shares and 0.81% for Investor shares.(1)

The Economy

In the weeks before the reporting period began, investors had become more optimistic as it became clear that major combat in Iraq would be over quickly. Money market yields began to rise at the longer end of the curve when investors' attention returned to the prospects for the U.S. economy.

In May, at the start of the reporting period, the U.S. economy began to show signs of more sustainable improvement. A key purchasing index rose significantly, suggesting better conditions in the manufacturing sector, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. At its May meeting, the Federal Reserve Board (the "Fed"), however, maintained a relatively cautious stance, saying economic risks were "weighted toward weakness over the foreseeable future."

Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales. It was later estimated that U.S. gross domestic product ("GDP") expanded at a higher than expected 3.3% annualized rate for the second quarter of 2003.


Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting that the impending recovery might be a relatively jobless one.

Because of the remote possibility that deflationary forces might derail a potential economic recovery, most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate another 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, money market yields rose in the wake of the Fed's announcement.

The ISM Manufacturing Index expanded in July, rising to a point that most analysts consider to be an indicator of economic expansion. In fact, signs of impending economic strength created a sudden shift in investor sentiment amid concerns that inflationary pressures and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in August and September. It became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose more than expected as consumers spent their tax refunds. On the other hand, consumer sentiment declined toward the end of the reporting period, and new data suggested that businesses still were not confident that the economic recovery is sustainable. Nonetheless, it was later estimated by the U.S. Commerce Department that the economy grew at a robust 7.2% annualized rate during the third quarter of 2003.

                                                             The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

Economic indicators in October suggested that the economy continued to improve. Nonetheless, at its meeting in late October, the Fed chose to maintain its current monetary policy, saying that "the probability, though minor, of an unwelcome fall in inflation exceeds that of a rise in inflation from its already low level" and that "policy accommodation can be maintained for a considerable period."

Market Environment/Portfolio Focus

Although the economy has shown signs of more sustainable growth, including indications that the erosion of jobs may have abated, the Fed has stated repeatedly that it remains committed to maintaining interest rates at low levels. The Fed's stance suggests to us that the federal funds rate is likely to remain at current levels for the foreseeable future.

In this environment, we generally have maintained a relatively "neutral" position with regard to the fund's average maturity. Of course, we are prepared to adjust our strategy as economic and market conditions evolve.




/S/PATRICIA A. LARKIN
Patricia A. Larkin
Senior Portfolio Manager

November 17, 2003

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.



STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)

                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--2.4%                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Toronto-Dominion Bank (Yankee)

  1.11%, 1/20/2004
   (cost $5,000,000)                                                                          5,000,000                5,000,000

COMMERCIAL PAPER--6.2%

HBOS Treasury Servces PLC

   1.07%, 11/20/2003                                                                          5,000,000                4,997,176

UBS Finance Delaware LLC

   1.04%, 11/3/2003                                                                           8,000,000                7,999,539

TOTAL COMMERCIAL PAPER
   (cost $12,996,715)                                                                                                 12,996,715

PROMISSORY NOTES--4.8%

Goldman Sachs Group Inc.

  1.70%, 11/24/2003
   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000

U.S. GOVERNMENT AGENCIES--67.5%

Federal Home Loan Banks, Discount Notes

   .94%, 11/3/2003                                                                           51,535,000               51,532,309

Federal Home Loan Mortgage Corp., Discount Notes

   1.08%, 11/20/2003                                                                         10,000,000                9,994,325

Student Loan Marketing Association, Discount Notes

   .94%, 11/3/2003                                                                           80,000,000               79,995,822

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $141,522,456)                                                                                               141,522,456

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TIME DEPOSITS--19.1%                                                                          Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Grand Cayman)

   .97%, 11/3/2003                                                                           10,000,000               10,000,000

Rabobank Nederland (Grand Cayman)

   1.00%, 11/3/2003                                                                          10,000,000               10,000,000

Royal Bank of Canada (Grand Cayman)

   1.00%, 11/3/2003                                                                          10,000,000               10,000,000

Societe Generale (Grand Cayman)

   1.03%, 11/3/2003                                                                          10,000,000               10,000,000

TOTAL TIME DEPOSITS
   (cost $ 40,000,000)                                                                                                40,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $209,519,171)                                                             100.0%             209,519,171

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (0.0%)                (23,297)

NET ASSETS                                                                                        100.0%             209,495,874

(A)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO
     DISTRIBUTE OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE
     SECURITIES WERE ACQUIRED FROM 11/4/2002 TO 11/24/2003 AT A COST OF
     $10,000,000. AT OCTOBER 31, 2003, THE AGGREGATE VALUE OF THESE SECURITIES
     WAS $10,000,000 REPRESENTING 4.8% OF NET ASSETS AND ARE VALUED AT AMORTIZED
     COST.


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           209,519,171   209,519,171

Interest receivable                                                     183,464

                                                                    209,702,635
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            10,788

Cash overdraft due to Custodian                                         195,973

                                                                        206,761
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      209,495,874
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     209,501,127

Accumulated net realized gain (loss) on investments                      (5,253)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      209,495,874

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

INSTITUTIONAL ADVANTAGE SHARES

Net Assets ($)                                                      209,419,732

Shares Outstanding                                                  209,424,985

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

ADMINISTRATIVE ADVANTAGE SHARES

Net Assets ($)                                                           25,441

Shares Outstanding                                                       25,441

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

INVESTOR ADVANTAGE SHARES

Net Assets ($)                                                           25,378

Shares Outstanding                                                       25,378

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

PARTICIPANT ADVANTAGE SHARES

Net Assets ($)                                                           25,323

Shares Outstanding                                                       25,323

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,277,090

EXPENSES:

Management fee--Note 2(a)                                              115,364

Administration fee--Note 2(b)                                           57,681

Distribution fees--Note 2(c)                                                92

TOTAL EXPENSES                                                         173,137

Less--reduction in management fee
  due to undertaking--Note 2(a)                                       (115,364)

NET EXPENSES                                                            57,773

INVESTMENT INCOME--NET                                               1,219,317
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  (1,206)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,218,111

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003          Year Ended
                                               (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,219,317             3,159,591

Net realized gain (loss) on investments            (1,206)               (4,047)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,218,111             3,155,544
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Advantage shares              (1,219,008)           (3,158,758)

   Administrative Advantage shares                   (125)                 (316)

   Investor Advantage shares                         (102)                 (276)

   Participant Advantage shares                       (82)                 (241)

TOTAL DIVIDENDS                                (1,219,317)           (3,159,591)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Advantage shares           2,389,786,000         3,570,009,794

   Administrative Advantage shares                     --                12,500

   Investor Advantage shares                           --                12,500

   Participant Advantage shares                        --                12,500

Dividends reinvested:

   Institutional Advantage shares                     137                   436

   Administrative Advantage shares                    125                   316

   Investor Advantage shares                          102                   276

   Participant Advantage shares                        82                   241

Cost of shares redeemed:

   Institutional Advantage shares          (2,491,371,002)       (3,259,012,880)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (101,584,556)          311,035,683

TOTAL INCREASE (DECREASE) IN NET ASSETS      (101,585,762)          311,031,636
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           311,081,636                50,000

END OF PERIOD                                 209,495,874           311,081,636

(A)  FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended
                                         October 31, 2003            Year Ended
INSTITUTIONAL ADVANTAGE SHARES                 (Unaudited)       April 30, 2003(a)
---------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                  1.00

Investment Operations:

Investment income--net                               .005                  .013

Distributions:

Dividends from investment income--net               (.005)                (.013)

Net asset value, end of period                       1.00                  1.00
---------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     1.05(b)               1.46(b)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .05(b)                .05(b)

Ratio of net investment income
   to average net assets                             1.06(b)               1.38(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)                .10(b)
---------------------------------------------------------------------------------------

Net Assets, end of period ($x 1,000)              209,420               311,006

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended
                                         October 31, 2003            Year Ended
ADMINISTRATIVE ADVANTAGE SHARES                (Unaudited)       April 30, 2003(a)
---------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                  1.00

Investment Operations:

Investment income--net                               .005                  .013

Distributions:

Dividends from investment income--net               (.005)                (.013)

Net asset value, end of period                       1.00                  1.00
---------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      .97(b)               1.40(b)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .12(b)                .12(b)

Ratio of net investment income
   to average net assets                              .99(b)               1.31(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)                .10(b)
---------------------------------------------------------------------------------------

Net Assets, end of period ($x 1,000)                   25                    25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                         October 31, 2003            Year Ended
INVESTOR ADVANTAGE SHARES                      (Unaudited)       April 30, 2003(a)
---------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                  1.00

Investment Operations:

Investment income--net                               .004                  .011

Distributions:

Dividends from investment income--net               (.004)                (.011)

Net asset value, end of period                       1.00                  1.00
---------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      .81(b)               1.21(b)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .30(b)                .30(b)

Ratio of net investment income
   to average net assets                              .81(b)               1.13(b)

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                            .10(b)                .10(b)
---------------------------------------------------------------------------------------

Net Assets, end of period ($x 1,000)                   25                    25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                        Six Months Ended
                                         October 31, 2003            Year Ended
PARTICIPANT ADVANTAGE SHARES                   (Unaudited)       April 30, 2003(a)
---------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                  1.00

Investment Operations:

Investment income--net                               .003                  .010

Distributions:

Dividends from investment income--net               (.003)                (.010)

Net asset value, end of period                       1.00                  1.00
---------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      .65(b)               1.06(b)
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .45(b)                .45(b)

Ratio of net investment income
   to average net assets                              .66(b)                .98(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                            .10(b)                .10(b)
---------------------------------------------------------------------------------------

Net Assets, end of period ($x 1,000)                   25                    25

(A) FROM JUNE 3, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Institutional Cash Advantage Plus Fund (the "fund") is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At October 31, 2003, 100% of the fund' s Institutional Advantage shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

As of October 31, 2003, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.


The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $13,833 during the period ended October 31, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $4,047 available for federal income tax purposes to be applied against future net securities


                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from May 1, 2003 through October 31, 2003 to waive the management fee. The reduction in management fee, pursuant to the undertaking, amounted to $115,364 during the period ended October 31, 2003.

(B) As compensation for the Manager' s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

(C) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2003, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $9, $32 and $51, respectively, pursuant to the Plan.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 3--Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund' s Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

                  For More Information

                        Dreyfus Institutional Cash
                        Advantage Plus Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  142SA1003



Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

            Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  December 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  December 29, 2003

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  December 29, 2003

                                       EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)